Accumulated Other Comprehensive Income (Loss) - Change in Accumulated OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 243,471	$ 232,685	$ 236,956
Cumulative adjustment for accounting change related to debit valuation adjustments		0
Net change	(128)	4,137	(5,660)
Ending Balance	256,205	243,471	232,685
Debit Valuation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cumulative adjustment for accounting change related to debit valuation adjustments		(1,226)
Net change	615
Ending Balance	(611)
Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(1,661)	(2,277)	(2,869)
Net change	584	616	592
Ending Balance	(1,077)	(1,661)	(2,277)
Employee Benefit Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(3,350)	(2,407)	(4,456)
Net change	394	(943)	2,049
Ending Balance	(2,956)	(3,350)	(2,407)
Foreign currency
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(669)	(512)	(377)
Net change	(123)	(157)	(135)
Ending Balance	(792)	(669)	(512)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(4,320)	(8,457)	(2,797)
Cumulative adjustment for accounting change related to debit valuation adjustments		(1,226)
Net change	(128)	4,137	(5,660)
Ending Balance	(5,674)	(4,320)	(8,457)
Debt securities | Available-for-sale debt securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	1,343	(3,257)	4,443
Net change	(1,643)	4,600	(7,700)
Ending Balance	(300)	1,343	(3,257)
Equity securities | Available-for-sale debt securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	17	(4)	462
Net change	45	21	(466)
Ending Balance	$ 62	$ 17	$ (4)